PENSIONS AND OTHER POST RETIREMENT BENEFITS - Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined benefits pension plans
Pension and other PostRetirement Benefits,
Current service cost	$ 272	$ 220
Interest cost	35	37
Defined benefit plans expense	307	257
Defined contribution plans expense	83	82
Total benefit plans expense charged to earnings	390	339
Return on plan assets (excluding amounts included in net interest expense)	(548)	(781)
Experience gain arising on plan liabilities	(26)	(11)
Actuarial loss (gain) arising from changes in financial assumptions	733	799
Actuarial loss arising from changes in demographic assumptions	50
Actuarial loss recognized in other comprehensive income	209	7
Defined benefits other post retirement benefits
Pension and other PostRetirement Benefits,
Current service cost	15	13
Interest cost	19	22
Defined benefit plans expense	34	35
Total benefit plans expense charged to earnings	34	35
Experience gain arising on plan liabilities	(6)	(2)
Actuarial loss (gain) arising from changes in financial assumptions	43	66
Actuarial loss arising from changes in demographic assumptions	12
Actuarial loss recognized in other comprehensive income	$ 49	$ 64